Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
2021
Gross outstanding claims		$ 575,899	$ 492,255
Gross unearned premiums		328,726	277,268
Insurance payables		89,519	83,461
Other liabilities		29,428	20,717
Derivative financial liability	[1]	12,938	13,628
Unearned commissions		13,725	11,038
Total liabilities		1,050,235	898,367
Less than one year [Member]
2021
Gross outstanding claims		210,691	210,536
Gross unearned premiums		251,691	222,124
Insurance payables		84,519	78,461
Other liabilities		26,357	18,298
Derivative financial liability	[1]
Unearned commissions		12,285	10,012
Total liabilities		585,543	539,431
More than one year [Member]
2021
Gross outstanding claims		365,208	281,719
Gross unearned premiums		77,035	55,144
Insurance payables		5,000	5,000
Other liabilities		3,071	2,419
Derivative financial liability	[1]	12,938	13,628
Unearned commissions		1,440	1,026
Total liabilities		$ 464,692	$ 358,936

[1]	There is no contractual obligation to settle the Warrants in cash.